Subsequent Events (Details) - USD ($)	Oct. 04, 2021	Aug. 11, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Apr. 15, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 19, 2021	Dec. 31, 2020	Nov. 20, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Aggregate number of shares issued (in Shares)											29,760
Common stock, par value (in Dollars per share)					$ 11.50	$ 0.06				$ 11.41		$ 10.35
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share forfeiture agreement, description		On August 11, 2021, in conjunction with the Third Amendment, Alberton entered into a certain share forfeiture agreement (the “Forfeiture Agreement”) with SolarMax and certain initial shareholders of Alberton including the Sponsor, Bin (Ben) Wang and Keqing (Kevin) Liu (collectively, the “Initial Shareholders”), pursuant to which the Initial Shareholders have agreed to forfeit an aggregate of 800,000 Ordinary Shares upon the closing of the merger pursuant to the terms of the Forfeiture Agreement and Alberton shall pay Bin (Ben) Wang $50,000 immediately prior to the closing of the merger.
Note conversion agreements, description		Pursuant to the terms of the Note Conversion Agreements, Alberton shall convert 50% of the balance (in the aggregated amount of $1,551,220) of respective note(s) (in the aggregated amount of $3,102,440) with each of the Noteholder into Ordinary Shares (the “Conversion Shares”), immediately prior to, but subject to the completion of the closing of the merger pursuant to the Merger Agreement, at a conversion price equal to ten (10) times the average trading price of the rights of Alberton, during a period of twenty-five (25) trading days ending on the second trading day prior to mailing of the final proxy statement/prospectus on Form S-4 (file number 333-251825) to Alberton’s shareholders in connection with the special meeting.
Backstop agreements, description	On October 4, 2021, in conjunction with the Fifth Amendment, Alberton terminated backstop agreement with two backstop investors who have not commenced purchase under their backstop agreement for a total commitment of $10,000,000 and entered into backstop agreements with two new investors for a total commitment of $10,000,000.	On August 11, 2021, in conjunction with the Third Amendment, Alberton entered into certain backstop agreements (collectively, the “Backstop Agreements”) with four backstop investors (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors shall commit to purchase an aggregate of no less than $18 million of Ordinary Shares in open market or private transactions from time to time, or from holders of public shares of Alberton who have exercised their redemption rights pursuant to Alberton’s organization documents, pursuant to the terms of the Backstop Agreements.
Gross proceeds from share purchased		$ 6,000,000
Issuance of extension warrants (in Shares)									1,414,480
Exercise price (in Dollars per share)									$ 11.50
Subsequent Event [Member] | Share Forfeiture Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares forfeited (in Shares)		10,000,000
Subsequent Event [Member] | Investor Relations Consulting Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate number of shares issued (in Shares)		200,000
SolarMax [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount				$ 12,500
Subsequent Event [Member] | SolarMax [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount			$ 86,469
Sponsor [Member] | SolarMax [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount							$ 76,826	$ 155,232
Sponsor [Member] | Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount							$ 212,022
Forecast [Member]
Subsequent Events (Details) [Line Items]
Convertible notes	$ 10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Third Amendment [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Merger agreement, description		Pursuant to these amendments: (i) the number of Alberton ordinary shares to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than by the Redemption Price; (ii) SolarMax, which as of October 4, 2021 had made Extension Loans of $927,567.30, as compared with a maximum of $360,000 in the initial Merger Agreement, agreed to make up to six Extension Loans in connection with the approval of the Extension Amendment. The Extension Loans are loans made by SolarMax to Alberton to provide Alberton with funds to make payments required to be made by Alberton to the trust which were required in connection with each extension of the last day on which SolarMax must complete a business combination and will be paid at the Closing; (iii) the requirement that Alberton satisfies its obligation with respect to the deferred underwriting compensation of $4,020,797 due to Chardan Capital Markets, LLC, the underwriter of Alberton’s initial public offering, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that Alberton satisfies loans that were outstanding at September 3, 2021 be satisfied with the delivery of Sponsor Shares was eliminated and these loans, including a loan from the Sponsor, are to be paid in cash at the Closing; (v) Alberton entered into convertible note agreements with two investors who agreed to purchase convertible notes in the principal amount of $10 million, which notes are automatically converted at the closing at a conversion price equal to the average of ten times the market price for Alberton’s rights for the 25 trading days ending on 2nd trading day prior to the date on which Alberton mails the proxy material to its shareholders; (vi) all outstanding private warrants, each exercisable for one-half of one Alberton ordinary shares (or Purchaser Common Stock following Redomestication), including all rights to receive additional private warrants which may be issued upon conversion of any notes or other advances made to Alberton, shall be cancelled, and Alberton shall issue to the holder of the private warrants (including any right to receive additional private warrants) a total of 44,467 Alberton ordinary shares; (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of Alberton of $651,369.01 and agreed to make additional advances of up to $12,233.61, and these loans will be paid at closing. (viii) the Extension Loans made by SolarMax will be paid at the Closing; (ix) Alberton agrees that a $50,000 obligation which the Sponsor had agreed to pay to Alberton’s former chairman and chief executive officer, will be paid by Alberton, and (xi) at the Closing, Alberton shall issue, under the Incentive Plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of Common Stock as the compensation shares for their service as independent directors of Alberton until the Closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain IR Agreement (defined below) between the Purchaser and Citiking, among which 50,000 shares shall vest immediately, 50,000 shares shall vest upon the first anniversary of the Closing, 50,000 shares shall vest on the second anniversary of the Closing and remaining 50,000 shares shall vest on the third anniversary of the Closing.